Borrowings - Schedule of Fixed Rate Advances from FHLB (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Debt Disclosure [Abstract]
Federal Home Loan Bank, Advances, Maturities Summary, Due in Next Twelve Months	$ 375,000	$ 320,000	$ 105,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Two	7,500	7,500
Federal Home Loan Bank, Advances, Maturities Summary Due From Seven To Eight Years Of Balance Sheet Date			854
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Three	3,000	3,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Ten			145,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Four	5,225	5,225
Federal Home Loan Bank, Advances, Maturities Summary, Due From Six to Seven Years of Balance Sheet Date	718	765
Federal Home Loan Bank, Advances, Maturities Summary, Due From Eight to Nine Years of Balance Sheet Date	145,000	145,000
Federal Home Loan Bank, Advances, Total	536,443	481,490	250,854
Federal Home Loan Bank, Advances, Fair Value Adjustments	19	29	77
Total Federal Home Loan Bank, Advances, After Fair Value Adjustments	$ 536,462	$ 481,519	$ 250,931
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate of Amounts Due within One Year of Balance Sheet Date	0.41%	0.38%	0.39%
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate, One to Two Years from Balance Sheet Date	1.09%	1.09%
Federal Home Loan Bank, Advances, Maturities Summary Average Interest Rate Seven To Eight Years From Balance Sheet Date			4.94%
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate, Two to Three Years from Balance Sheet Date	1.05%	1.05%
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate, Nine to Ten Years from Balance Sheet Date			3.04%
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate, Three to Four Years from Balance Sheet Date	1.18%	1.18%
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate, Six to Seven Years from Balance Sheet Date	4.94%	4.94%
Federal Home Loan Bank, Advances, Maturities Summary, Average Interest Rate, Eight to Nine Years From Balance Sheet Date	3.04%	3.04%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Weighted Average Interest Rate	1.15%	1.21%	1.94%